Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment, furniture, fixtures	3-5 years
Motor vehicles	3-5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of disaggregation of revenue
	As of June 30,
	2019	2020	2021
	RMB	RMB	RMB

Wealth management	193,082	106,444	176,589
Distribution commissions	146,207	99,600	176,573
-- One time commissions	120,509	69,196	109,308
-- Recurring management fees	25,698	30,404	67,265
Performance-based distribution fees	46,875	6,844	16
Corporate financing	6,271	6	-
Asset management	2,767	23,033	13,464
Management fees	2,767	6,393	5,626
Performance-based fees	-	16,640	7,838
Information technology and other services（1）	1,111	-	1,147
Total	203,231	129,483	191,200

(1)	We ceased to provide information technology service from October 2020. For the year ended June 30, 2021, other services mainly represented service fee received from marketing insurance products, which was recognized at a point of time.